Note 6 - Disclosures to the interim condensed consolidated statements of income or loss	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosures to the interim condensed consolidated statements of income or loss
6.	Disclosures to the interim condensed consolidated statements of income or loss
6.1	Significant events and transactions

Sono Group is in its development & validation phase. Due to the ongoing development of the Group and its core product, the Group’s operations were more extensive in the first half of 2022 than they were in the first half of the previous year. Consequently, there were developments in several line items in the consolidated statements of income (loss). In particular, the continuing and expanded development of prototypes led to a significant increase in the cost of research and development. The hiring of additional staff with administrative tasks and the augmented use of professional services also increased general and administrative expenses. As the Group has not entered serial production yet, selling and distribution expenses have not risen but were slightly reduced, as compared to the first half of 2021. Furthermore, due to the successful IPO in November 2021, the Group relies less on debt financing than in the first half of 2021. Consequently, interest and similar expenses were significantly reduced.

In April 2022, Management offered all permanent employees, except the top management, the opportunity to join a new employee participation program (Employee Stock Option Program or ESOP), which is equity-settled. Every employee will be granted the equivalent of ten percent of their annual gross salary in stock options, with a minimum of kEUR 5 worth of stock options, per year and employee.

As of June 30, 2022, no employees have signed the ESOP because the drafting of the contracts has not been finalized yet. However, since the employees are already rendering service for the ESOP, expense has been recognized in the second quarter of 2022.

The table below shows the expected status as of June 30, 2022:

Entitlement to ESOP	Number of Entitlements
Entitlement for 2021 tranche	158
Entitlement for 2022 tranche	301
Total	459

Tranches for the years 2021 and 2022 have a cliff vesting that requires staff members to remain employed at Sono Motors until September 30 of the following year. If the employment of the staff with Sono Motors should end before the cliff date, the share options are forfeited. After the vesting period all granted share options will become immediately exercisable.

Sono N.V. initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) which are planned to be granted and the number of share options planned in relation to each participant, and which is expected to vest. The measurement of the fair value is provisional and will be updated on the grant date. Sono N.V. recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received.

The following table illustrates the planned volume of the program, the weighted average fair value at reporting date June 30, 2022, as well as the total expense of the period and the corresponding increase in equity:

June 30, 2022	Equity-settled
Number of options planned to be granted	506,379
Weighted average fair value at reporting date (EUR)	2.77
Expense of the period (EUR)	292,264
Increase in equity (EUR)	292,264

Sono N.V. recognized the proportionate fair value as other general and administrative expense (kEUR 61), selling and distribution expense (kEUR 20) and cost of research and development (kEUR 211).

The following table illustrates the number of, and movements in, share options during the year:

2022	Share options
January 1, 2022	0
Planned to be granted	506,379
Forfeited	0
June 30, 2022	506,379

The exercise price of all share options will be EUR 0.06. The price of Sono shares as of June 30, 2022, converted to Euro, amounts to EUR 2.83.

The fair value of the share options for the equity-settled share-based transactions is measured using Black-Scholes Model and the following inputs:

	2021	2022
Input parameter	tranche	tranche
Share price (EUR	2.83	2.83
Exercise price (EUR)	0.06	0.06
Risk-free interest rate	-0.44%	0.39%
Expected volatility	80.5%	67.8%
Option life (years)	0.25	1.25
Expected dividends (EUR)	0.00	0.00

The expected life of the share options is based on current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility was based on an evaluation of historical volatilities of comparable listed peer group companies. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

6.2	Revenue and cost of goods sold

Revenues for six months in the amount of kEUR 39 (June 30, 2021: kEUR -), for three months June 30, 2022 kEUR 21 (three months June 30 2021: kEUR -), and cost of goods sold for six months in the amount of kEUR 140 (June 30, 2021: kEUR -) and for three months June 30, 2022 kEUR 121 (three months June 30, 2021: kEUR -) relate to the integration of Sono Motors’ patented solar technology across other transportation platforms. Revenues for six months June 30, 2022 in the amount of kEUR 3 (June 30, 2021: kEUR -), for three months June 30, 2022 kEUR 2 (three months ended June 30, 2021: kEUR -) and cost of goods sold for six months June 30, 2022 in the amount of kEUR 2 (June 30, 2021: kEUR -) and for three months ended June 30, 2022 in the amount of kEUR 1 (three months ended June 30, 2021: kEUR -) are connected with the launch of Sono app which provides an in-app booking and payment system as well as additional insurance if required. Trade receivables in the amount of kEUR 39 (previous year: kEUR 20) result from these activities.

Cost of goods sold (kEUR 142; previous year: kEUR 0) include a change in provision for onerous contracts and impairment of work in progress for loss making contracts.

As of June 30, 2022, prepayments of kEUR 115 (June 30, 2021: kEUR -) had been received from solar customers and were recognized as contract liability. The payments will be recognized in revenue when the promised goods or services are transferred in the future. Given that the nature of this liability is short term, it is included in trade and other payables in current liabilities. The aggregate amount of the transaction price allocated to unsatisfied performance obligations amounts to kEUR 275 (December 31, 2021: kEUR 42). The Group expects to recognize this amount as revenue within one year of the reporting date.

6.3	Cost of research and development

The table below presents details on the cost of research and development:

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Development cost of prototypes	24,340	7,723	42,670	8,792
Personnel expenses	5,439	2,230	9,346	3,115
thereof related to the ESOP (IFRS 2)	211	—	211	—
Software fees and subscriptions	259	—	465	—
Professional services	48	127	165	380
Depreciation and amortization	136	58	273	105
Other	181	295	223	433
	30,402	10,432	53,142	12,825

There are no research expenses included in the profit and loss of Sono Group in the first half of 2022 and prior periods, as the Group does not perform research. As the capitalization criteria for development cost have not been met, all development expenses were recognized in profit or loss as incurred in the reporting period and the previous reporting periods. The personnel expenses concern employees responsible for development activities and the share of the employee participation program (Employee Stock Option Program or ESOP) attributable to them.

6.4	General and administrative expenses

The below table displays details included in general and administrative expenses:

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR

Professional services	1,070	368	2,496	2,621
Personnel expenses	1,697	1,267	3,055	2,695
thereof related to the ESOP (IFRS 2)	502	909	502	1,165
Impairment	—	1,882	—	1,882
Other	1,781	250	2,045	475
	4,548	3,767	7,596	7,673

Personnel expenses are mainly comprised of employees responsible for Finance, Human Resources, Business Development, Administration etc. and the share of the employee participation program (CSOP and ESOP) attributable to them. Professional services include accounting, tax and legal services as well as other services performed by external parties such as the preparation of annual and interim consolidated financial statements in accordance with IFRS, services provided by our independent auditor, as well as legal and tax services received. Other general and administrative expenses (kEUR 2,047, first half 2021: 475) include mainly expenses for insurances (kEUR 851; first half in 2021: kEUR 2) and software (kEUR 406; first half 2021 kEUR 87) as well as transaction fees for money transfers (kEUR 211; first half 2021: kEUR 13).

In the first half of 2021, an impairment loss of kEUR 1,882 was recognized for the advance payment for assets intended for the development of prototypes. The assets, initially recognized in 2020, had been intended for the tooling of batteries. Management has determined that, due to an unforeseen change in the specifications of the battery, the assets that the advance payments referred to were no longer needed in the Group’s development of prototypes.

6.5	Other operating income/expenses

	Three Months ended		Six months ended
	30-Jun-22	30-Jun-21	30-Jun-22	30-Jun-21
	kEUR	kEUR	kEUR	kEUR
Other operating income	974	209	1,850	370
Income from currency valuation	974	—	1,563	—

Income relating to other periods	—	142	275	225
Income Renault ZOE	—	2	—	45
Miscellaneous	—	66	12	100

Other operating expenses	35	—	97	—
Expenses from currency valuation	34	—	78	—
Miscellaneous	1	—	19	—
	939	209	1,753	370

The increase in other operating income/expenses (kEUR 1,753; June 30, 2021: kEUR 370) relates mainly to the currency valuation of cash and cash equivalents (kEUR 1,561; June 30,2021: kEUR 0) resulting from higher USD cash inflows due to equity raising activities, which coincided with strengthening of USD exchange rate to EURO.

6.6	Interest and similar expenses

Interest and similar expenses (kEUR 923; first half 2021: kEUR 2,645) result from interest expense from the net compounding effect on advance payments received from customers (kEUR 781; first half 2021: kEUR 806), long-term loans measured at amortized cost (kEUR 102; first half 2021: kEUR 155) and lease liabilities (kEUR 39; first half 2021: kEUR  23). In the first half of 2021, an additional amount of kEUR 1,661 resulted from the fair-value measurement of a mandatory convertible bond that was converted to equity in November 2021.